Note 10 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

9. Commitments and Contingencies

Indemnification

As permitted under Delaware law and in accordance with our bylaws, we have agreed to indemnify our officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at our request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited. However, we currently hold director and officer liability insurance, which limits our exposure and may enable us to recover a portion of any future amounts paid. We believe that the fair value of these indemnification obligations is minimal. Accordingly, we have not recognized any liabilities relating to these obligations for any period presented.

We have certain agreements with service providers and other parties with which we do business that contain indemnification provisions pursuant to which we have agreed to indemnify the party against certain types of third-party claims. It is not possible to determine the maximum potential amount under these indemnification agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Since these agreements were effective after March 31, 2023, there were no payments made by us under these agreements as of March 31, 2023. As of March 31, 2023, there was not a reasonable possibility that we had incurred a material loss with respect to indemnification of such parties. We had not recorded any liability for costs related to indemnification through March 31, 2023.

Clinical Collaborations

We have entered into a number of collaboration arrangements for the clinical development of sotigalimab with companies and academic and non-profit institutions. These arrangements specify whether we or the collaborator bears the cost of the clinical trials, and in the case of combination therapies, typically the collaborators provide the supply of such drug products while we supply sotigalimab. Our applicable share of the costs of these clinical collaborations are reflected as research and development expenses.

Upon achievement of certain regulatory and clinical milestones related to the development of sotigalimab in pancreatic cancer, we will be obligated to pay an aggregate of up to $9.5 million in cash and shares of common stock. Because we are not currently advancing the development of sotiga in pancreatic cancer, none of these milestones were probable as of March 31, 2023, and no amounts have been recognized.

Other

No liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded as it is not probable that a liability has been incurred and the amount cannot be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. We enter into contracts in the normal course of business with contract research organizations for preclinical studies and clinical trials and contract manufacturing organizations for the manufacture of clinical trial materials.

10. Commitments and Contingencies

Indemnification

As permitted under Delaware law and in accordance with our bylaws, we have agreed to indemnify our officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at our request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited. However, we currently hold director and officer liability insurance, which limits our exposure and may enable us to recover a portion of any future amounts paid. We believe that the fair value of these indemnification obligations is minimal. Accordingly, we have not recognized any liabilities relating to these obligations for any period presented.

We have certain agreements with service providers and other parties with which we do business that contain indemnification provisions pursuant to which we have agreed to indemnify the party against certain types of third-party claims. It is not possible to determine the maximum potential amount under these indemnification agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Since these agreements were effective after December 31, 2022, there were no payments made by us under these agreements as of December 31, 2022. As of December 31, 2022, there was not a reasonable possibility that we had incurred a material loss with respect to indemnification of such parties. We had not recorded any liability for costs related to indemnification through December 31, 2022.

Clinical Collaborations

We have entered into a number of collaboration arrangements for the clinical development of sotigalimab with companies and academic and non-profit institutions. These arrangements specify whether we or the collaborator bears the cost of the clinical trials, and in the case of combination therapies, typically the collaborators provide the supply of such drug products while we supply sotigalimab. Our applicable share of the costs of these clinical collaborations are reflected as research and development expenses.

Upon achievement of certain regulatory and clinical milestones related to the development of sotigalimab in pancreatic cancer, we will be obligated to pay an aggregate of up to $9.5 million in cash and shares of common stock. Because we are not currently advancing the development of sotiga in pancreatic cancer, none of these milestones were probable as of December 31, 2022, and no amounts have been recognized.

Other

No liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded as it is not probable that a liability has been incurred and the amount cannot be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. We enter into contracts in the normal course of business with contract research organizations for preclinical studies and clinical trials and contract manufacturing organizations for the manufacture of clinical trial materials.